ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)						1 Months Ended			3 Months Ended						6 Months Ended		9 Months Ended						12 Months Ended
	Nov. 05, 2021 Employee	Nov. 05, 2021 Employee	Nov. 01, 2021 USD ($)	Nov. 01, 2021 USD ($)	Jan. 01, 2021 Facility Segment	May 31, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) Integer	Jun. 30, 2022 USD ($) Bed	Mar. 31, 2022 USD ($) Bed Integer	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) Bed Integer	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Integer	Sep. 30, 2022 USD ($) Integer	Sep. 30, 2022 USD ($) Integer	Sep. 30, 2022 USD ($) Segment Integer	Sep. 30, 2022 USD ($) Integer	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment Employee	Dec. 31, 2020 USD ($)
Property management fee percentage					5.00%
Percentage of anticipated monthly rental receipts										73.00%	64.00%
Number of employees required under employer for mandatory vaccination | Employee		100																					100
Relief fund allocation			$ 17,000,000,000	$ 17,000,000,000
Relief Fund Allocation			8,500,000,000	$ 8,500,000,000
Maximum penalty for service contract nonperformance									$ 50,000	$ 50,000	$ 50,000				$ 50,000		$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000		$ 50,000
Percentage of additional allowance for patient care receivables											1.50%				1.50%				1.50%
Receivables, estimated allowance for uncollectible accounts									580,000	759,000	$ 810,000				$ 759,000		580,000	580,000	$ 580,000	580,000	580,000		177,000	$ 1,381,000
Accounts receivable, net of allowance									6,230,000	4,323,000	3,411,000				4,323,000		6,230,000	6,230,000	6,230,000	6,230,000	6,230,000		2,145,000	2,100,000
Prepaid expenses and other									1,300,000	1,200,000	900,000				1,200,000		1,300,000	1,300,000	1,300,000	1,300,000	1,300,000		500,000	300,000
Increase in Prepaid expenses and other																		800,000
Other liabilities									$ 1,367,000	$ 1,348,000	$ 1,694,000				$ 1,348,000		$ 1,367,000	$ 1,367,000	$ 1,367,000	$ 1,367,000	$ 1,367,000		$ 1,629,000	1,365,000
Weighted average discount rate									3.85%	7.98%	7.98%				7.98%		3.85%	3.85%	3.85%	3.85%	3.85%		7.98%
Accounts payable										$ 2,600,000	$ 2,300,000				$ 2,600,000								$ 2,500,000
Accrued expenses										700,000	600,000				700,000								700,000
Net expenses																							(45,000)	(84,000)
Intrinsic Value									$ 0	0	$ 0				$ 0		$ 0	$ 0	$ 0	$ 0	$ 0		$ 0
Number of employees required under employer for mandatory vaccinatio | Employee	100
Relief fund authorized			$ 178,000,000,000
Number of reportable segments					2						2				2					2	2		2
Investments									$ 73,000,000.0								$ 73,000,000.0	$ 73,000,000.0	$ 73,000,000.0	$ 73,000,000.0	$ 73,000,000.0
Number of health care real estate properties | Integer									12								12	12	12	12	12
Number of properties | Integer									11								11	11	11	11	11
Number of SNF operated | Integer									10								10	10	10	10	10
Number of assisted facilities | Integer																					1
Accrued Liabilities [Member]
Escheatment liabilities									$ 800,000								$ 800,000	$ 800,000	$ 800,000	$ 800,000	$ 800,000
Share-Based Payment Arrangement, Option [Member]
Weighted average contractual terms											2 years 9 months 18 days				2 years		1 year 9 months 18 days						2 years 6 months
Warrant [Member]
Weighted average contractual terms											2 years 2 months 12 days				2 years 4 months 24 days		2 years 2 months 12 days						2 years 7 months 6 days
Other Expense [Member]
Net expenses									2,400,000	62,000	$ 14,900	$ 22,000	$ 13,100	$ 13,100	$ 28,000	$ 75,000		2,400,000				$ 97,000
Wellington Lease Termination [Member]
Receivables, estimated allowance for uncollectible accounts									$ 600,000	$ 800,000	$ 800,000				$ 800,000		$ 600,000	$ 600,000	$ 600,000	$ 600,000	$ 600,000		$ 200,000	1,400,000
Accounts receivable, net of allowance																							$ 2,100,000	$ 2,100,000
Transition date											Jan. 01, 2021				Jan. 01, 2021								Jan. 01, 2021
Number of facilities subleased | Facility					2
Wellington Lease Termination [Member] | Powder Springs Facility [Member]
Number of beds in SNF					208					208	208				208
Wellington Lease Termination [Member] | Empire Care Centers L L C [Member]
Number of beds in SNF | Facility					134
Tara Facility [Member]
Increase in Prepaid expenses and other											$ 400,000
Lumber City And Lagrange Facility Operations [Member]
Increase in Prepaid expenses and other															$ 700,000
Management Agreement With Cavalier [Member]
Management fee expense								$ 12,000
Start-up fee expenses								$ 12,000
Management agreement description											The term of the Management Agreement commences on April 15, 2022, and continues for a term of two years thereafter, and shall continue in full force and effect for succeeding annual terms until such time as either party provides written notice of termination to the other party at least 90 days prior to the termination date.				The term of the Management Agreement commences on April 15, 2022, and continues for a term of two years thereafter, and shall continue in full force and effect for succeeding annual terms until such time as either party provides written notice of termination to the other party at least 90 days prior to the termination date.
Incentive fee, description											The Management Agreement is subject to earlier termination as provided therein. If the Management Agreement is terminated due to a sale of the Facility, then Meadowood Operations will pay an incentive fee to Cavalier equal to 1% of the purchase price, including any debt assumption.				The Management Agreement is subject to earlier termination as provided therein. If the Management Agreement is terminated due to a sale of the Facility, then Meadowood Operations will pay an incentive fee to Cavalier equal to 1% of the purchase price, including any debt assumption.
Percentage of incentive fee								1.00%
Lumber City Management Agreement [Member]
Operations commenced date							May 01, 2022
Property management fee, description							(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.				(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.				(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue
Property management fee revenue							$ 22,000
Property management fee percentage							5.00%
Transition date							May 01, 2022
La Grange Management Agreement [Member]
Operations commenced date							May 01, 2022
Property management fee, description							(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.				(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.				(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue
Property management fee revenue							$ 25,000
Property management fee percentage							5.00%
Transition date							May 01, 2022
Subsequent Event [Member] | Management Agreement With Cavalier [Member]
Management fee expense								$ 12,000
Start-up fee expenses								$ 12,000
Percentage of incentive fee								1.00%
Subsequent Event [Member] | Lumber City Management Agreement [Member]
Operations commenced date						May 01, 2022
Property management fee, description						(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.
Property management fee revenue						$ 22,000
Property management fee percentage						5.00%
Subsequent Event [Member] | La Grange Management Agreement [Member]
Operations commenced date						May 01, 2022
Property management fee, description						(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.
Property management fee revenue						$ 25,000
Property management fee percentage						5.00%